LVIP American Century Inflation Protection Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–4.32%
Federal Home Loan Mortgage Corp.
4.00% 11/1/52	1,590,150	$1,514,368
5.00% 6/1/53	1,441,839	1,429,440
5.50% 10/1/54	1,721,446	1,736,695
Government National Mortgage Association
4.00% 4/20/54	2,726,508	2,561,192
5.00% 8/20/53	3,859,827	3,838,656
Total Agency Mortgage-Backed Securities (Cost $10,929,585)		11,080,351
ΔCORPORATE BONDS–19.33%
Canada–0.77%
μRoyal Bank of Canada 4.70% 8/6/31	496,000	494,897
Toronto-Dominion Bank 4.11% 10/13/28	1,480,000	1,472,040
		1,966,937
France–0.26%
μCredit Agricole SA 4.66% 1/12/32	671,000	661,774
		661,774
Germany–0.16%
μAllianz SE 6.35% 9/6/53	400,000	416,447
		416,447
Netherlands–0.28%
μABN AMRO Bank NV 3.32% 3/13/37	800,000	714,052
		714,052
Singapore–0.18%
Equinix Asia Financing Corp. Pte. Ltd. 4.40% 3/15/31	485,000	474,764
		474,764
United States–17.68%
Abbott Laboratories 4.00% 3/15/31	1,074,000	1,056,986
AbbVie, Inc. 4.13% 3/15/31	1,155,000	1,138,240
Alphabet, Inc.
4.40% 2/15/33	475,000	469,084
4.80% 2/15/36	340,000	338,544
Amazon.com, Inc.
4.55% 3/13/33	325,000	321,872
4.88% 3/13/36	270,000	267,539
Amgen, Inc. 5.25% 3/2/33	995,000	1,021,097
Atlas Warehouse Lending Co. LP
4.95% 11/15/30	150,000	147,138
6.25% 1/15/30	625,000	642,776
Augusta SpinCo Corp. 4.95% 3/23/33	950,000	946,713
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μBank of New York Mellon Corp. 4.03% 1/22/30	785,000	$777,142
Black Hills Corp. 4.55% 1/31/31	1,796,000	1,776,706
μCapital One Financial Corp.
2.36% 7/29/32	1,120,000	965,540
7.62% 10/30/31	1,535,000	1,695,402
Cheniere Energy, Inc. 5.20% 7/30/36	96,000	95,019
μCitibank NA 4.88% 11/19/27	1,955,000	1,961,340
μCitigroup, Inc. 5.83% 2/13/35	650,000	658,540
Consumers Energy Co. 4.50% 1/15/31	1,565,000	1,566,917
CVS Health Corp. 5.13% 2/21/30	1,060,000	1,074,865
Duke Energy Florida LLC 4.20% 12/1/30	280,000	276,926
Eaton Corp. 4.20% 3/6/31	940,000	926,400
EOG Resources, Inc. 4.40% 1/15/31	1,375,000	1,365,205
Evergy Kansas Central, Inc. 4.70% 3/13/28	505,000	507,330
Fortitude Global Funding 4.63% 10/6/28	585,000	579,062
GA Global Funding Trust 5.20% 12/9/31	285,000	279,182
Glencore Funding LLC 5.20% 7/1/33	955,000	956,140
μGoldman Sachs Group, Inc.
4.52% 1/21/32	575,000	566,284
4.94% 10/21/36	585,000	566,523
5.07% 1/21/37	185,000	180,869
Goldman Sachs Private Credit Corp. 5.05% 2/23/28	405,000	398,820
HCA, Inc. 5.25% 3/1/30	1,090,000	1,112,318
Honeywell Aerospace, Inc. 4.95% 3/16/36	665,000	659,815
HPS Corporate Lending Fund 4.90% 9/11/28	35,000	34,097
Intel Corp. 2.45% 11/15/29	1,030,000	956,987
Jefferies Financial Group, Inc. 5.50% 2/15/36	552,000	529,806
Jersey Central Power & Light Co. 4.40% 1/15/31	1,249,000	1,230,751
μJPMorgan Chase & Co.
5.00% 7/22/30	1,360,000	1,379,308
5.30% 7/24/29	730,000	743,624
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00% 7/15/31	680,000	702,934
Loews Corp. 4.94% 4/1/36	265,000	259,331
Lowe's Cos., Inc. 4.25% 3/15/31	987,000	968,678
MetLife, Inc. 6.40% 12/15/66	530,000	541,150
LVIP American Century Inflation Protection Fund–1

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μMorgan Stanley 4.89% 10/22/36	200,000	$193,341
μMorgan Stanley Private Bank NA 4.21% 2/8/30	785,000	777,051
North Haven Private Income Fund LLC 5.13% 9/25/28	687,000	669,034
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	990,000	989,747
Oracle Corp.
4.45% 9/26/30	1,221,000	1,176,655
4.95% 2/4/31	450,000	440,298
Prologis Targeted U.S. Logistics Fund LP 4.63% 3/15/33	950,000	923,847
Royalty Pharma PLC 4.45% 3/25/31	816,000	805,197
Salesforce, Inc.
4.90% 9/15/31	400,000	399,434
5.20% 3/15/33	295,000	294,496
Takeoff Merger Sub, Inc. 4.85% 3/24/31	380,000	375,248
Targa Resources Corp. 4.35% 1/15/29	91,000	90,619
Textron, Inc. 4.95% 3/15/36	395,000	384,035
μTruist Bank 4.14% 1/27/29	650,000	646,513
μWells Fargo & Co.
4.18% 1/23/30	824,000	816,699
4.97% 4/23/29	960,000	968,324
5.61% 4/23/36	120,000	122,799
6.30% 10/23/29	270,000	281,203
Western Midstream Operating LP 4.80% 3/1/31	521,000	515,378
Wisconsin Electric Power Co. 4.15% 10/15/30	939,000	926,406
μZions Bancorp NA 4.48% 2/9/29	925,000	918,093
		45,357,417
Total Corporate Bonds (Cost $49,928,595)		49,591,391
MUNICIPAL BOND–0.25%
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	730,000	646,012
Total Municipal Bond (Cost $731,515)		646,012
NON-AGENCY ASSET-BACKED SECURITIES–4.87%
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	522,054	494,932
Flexential Issuer LLC Series 2026-4A Class A2 6.00% 3/25/61	652,325	636,977
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust Series 2021-4GS Class A 1.93% 7/20/48	723,129	$577,652
Instar Leasing V LLC Series 2026-1A Class A 5.25% 4/17/56	650,000	649,510
φJP Morgan Mortgage Trust
Series 2026-CES1 Class A1A 4.91% 6/25/56	1,358,523	1,347,651
Series 2026-CES1 Class A2 5.18% 6/25/56	1,025,000	1,016,325
MetroNet Infrastructure Issuer LLC Series 2026-1A Class A2 5.27% 4/20/56	761,525	761,858
φRCKT Mortgage Trust Series 2024-CES6 Class A1B 5.55% 9/25/44	697,352	698,698
RNL PH Owner LLC Series 2026-1A Class A 4.91% 3/20/56	570,897	561,933
φSantander Mortgage Asset Receivable Trust
Series 2025-CES1 Class A1A 5.04% 9/25/55	731,125	727,793
Series 2026-CES1 Class A1A 4.88% 1/25/56	1,007,644	997,600
Series 2026-CES1 Class A1B 4.98% 1/25/56	1,523,754	1,508,594
Stack Infrastructure Issuer LLC Series 2026-1A Class A2 5.00% 3/27/56	889,092	855,487
SVC ABS LLC Series 2026-1A Class A 5.16% 3/20/56	583,867	578,765
VB-S1 Issuer LLC Series 2026-1A Class C2 4.69% 3/15/56	1,092,000	1,072,939
Total Non-Agency Asset-Backed Securities (Cost $12,631,373)		12,486,714
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–10.68%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	4,318	4,255
•Agate Bay Mortgage Trust Series 2015-7 Class A3 3.50% 10/25/45	364,383	335,880
•Angel Oak Mortgage Trust
Series 2019-5 Class A3 2.92% 10/25/49	55,812	55,314
Series 2019-6 Class A3 2.93% 11/25/59	55,087	54,625
•Arroyo Mortgage Trust
Series 2021-1R Class A2 1.48% 10/25/48	251,025	232,830
LVIP American Century Inflation Protection Fund–2

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Arroyo Mortgage Trust (continued)
Series 2021-1R Class A3 1.64% 10/25/48	204,784	$190,049
φBRAVO Residential Funding Trust Series 2025-NQM9 Class A3 5.55% 9/25/65	630,816	628,530
Cendant Mortgage Corp. Series 2003-6 Class A3 5.25% 7/25/33	58,232	56,545
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	688,049	690,615
Series 2024-2 Class A4A 6.00% 2/25/55	404,285	406,113
Series 2024-7 Class A4 6.00% 6/25/55	1,170,414	1,174,474
Series 2024-9 Class A4 5.50% 9/25/55	625,174	625,018
Series 2024-9 Class A6 5.50% 9/25/55	112,027	111,748
Series 2025-10 Class A4A 5.50% 7/25/56	1,383,551	1,384,263
Series 2025-9 Class A4A 5.50% 6/25/56	1,881,841	1,882,642
•CSMC Trust
Series 2015-WIN1 Class A10 3.50% 12/25/44	176,617	164,427
Series 2021-NQM2 Class A3 1.54% 2/25/66	338,696	305,166
•HOMES Trust Series 2025-AFC3 Class A1 4.93% 8/25/60	605,852	601,776
JP Morgan Mortgage Trust
•Series 2014-5 Class A1 2.53% 10/25/29	107,664	106,448
•Series 2016-1 Class A7 3.50% 5/25/46	955,829	875,242
•Series 2024-10 Class A4 5.50% 3/25/55	746,157	746,045
•Series 2024-10 Class A6 5.50% 3/25/55	403,233	402,832
•Series 2024-5 Class A6 6.00% 11/25/54	285,238	285,005
•Series 2024-6 Class A6 6.00% 12/25/54	73,426	73,249
•Series 2024-9 Class A6 5.50% 2/25/55	160,356	159,938
•Series 2024-INV1 Class A4 6.00% 4/25/55	765,939	771,789
φSeries 2025-NQM3 Class A1B 5.50% 11/25/65	836,645	837,842
•Series 2026-ACES1 Class A2 5.16% 4/25/66	1,157,000	1,134,909
φMorgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10 Class A1LC 5.24% 11/25/70	1,525,000	1,518,183
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φMorgan Stanley Residential Mortgage Loan Trust (continued)
Series 2025-SPL1 Class A2 4.25% 2/25/65	385,504	$376,296
φNew Residential Mortgage Loan Trust Series 2025-NQM7 Class A1LC 5.16% 10/26/65	650,000	645,413
φOBX Trust Series 2025-NQM16 Class A1B 4.91% 8/25/65	1,278,535	1,267,512
•PMT Loan Trust Series 2025-J2 Class A9 5.50% 8/25/56	1,846,332	1,846,964
•Rate Mortgage Trust Series 2024-J3 Class A8 5.50% 10/25/54	162,069	161,868
Santander Mortgage Asset Receivable Trust
•Series 2026-NQM1 Class A1 4.95% 11/25/65	747,296	742,466
•Series 2026-NQM2 Class A1 4.70% 1/25/66	711,681	703,793
φSeries 2026-NQM2 Class A3 5.11% 1/25/66	1,398,820	1,382,104
•Sequoia Mortgage Trust
Series 2017-7 Class A7 3.50% 10/25/47	664,973	603,155
Series 2024-10 Class A11 5.50% 11/25/54	304,898	304,439
Series 2024-10 Class A5 5.50% 11/25/54	399,715	399,657
Series 2024-6 Class A11 6.00% 7/27/54	167,181	167,189
Series 2024-9 Class A5 5.50% 10/25/54	485,281	485,141
Series 2025-6 Class A5 5.50% 7/25/55	198,468	198,519
Series 2025-8 Class A4 5.50% 9/25/55	1,058,346	1,058,739
•STAR Trust Series 2021-1 Class A1 1.22% 5/25/65	566,992	539,089
•Verus Securitization Trust Series 2021-1 Class A3 1.16% 1/25/66	596,218	545,513
•Vista Point Securitization Trust Series 2020-2 Class A3 2.50% 4/25/65	155,635	151,850
Total Non-Agency Collateralized Mortgage Obligations (Cost $27,855,822)		27,395,459
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.33%
Bank5 Series 2026-5YR21 Class AS 5.84% 4/15/59	1,024,000	1,053,975
LVIP American Century Inflation Protection Fund–3

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57		311,000	$323,108
BBCMS Mortgage Trust Series 2024-5C27 Class A3 6.01% 7/15/57		519,000	540,180
•Benchmark Mortgage Trust
Series 2023-V4 Class B 7.46% 11/15/56		731,000	760,352
Series 2024-V8 Class A3 6.19% 7/15/57		991,000	1,035,037
•BFLD Trust Series 2025-FPM Class A 4.68% 10/10/40		1,023,000	1,026,618
•BMO Mortgage Trust Series 2023-5C2 Class B 7.24% 11/15/56		1,080,000	1,122,661
•BPR Commercial Mortgage Trust Series 2025-STAR Class B 5.02% 11/5/42		767,000	761,780
•CSTL Commercial Mortgage Trust Series 2026-GATE3 Class B 4.94% 2/10/43		1,092,000	1,073,195
•GGP Trust Series 2026-TY Class B 4.89% 3/5/43		874,000	855,373
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $8,634,196)			8,552,279
ΔSOVEREIGN BONDS–3.85%
Australia–1.61%
Australia Government Bonds
1.00% 12/21/30	AUD	2,000,000	1,166,595
1.00% 11/21/31	AUD	1,400,000	789,213
1.50% 6/21/31	AUD	1,000,000	588,569
1.75% 11/21/32	AUD	2,800,000	1,599,774
			4,144,151
Luxembourg–0.29%
Eagle Funding Luxco SARL 5.50% 8/17/30		742,000	745,896
			745,896
New Zealand–1.69%
New Zealand Government Bonds
4.25% 5/15/36	NZD	5,600,000	3,092,117
4.50% 5/15/35	NZD	2,200,000	1,249,944
			4,342,061
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Saudi Arabia–0.26%
Saudi Government International Bonds 4.88% 1/12/36	680,000	$662,143
		662,143
Total Sovereign Bonds (Cost $10,057,871)		9,894,251
U.S. TREASURY OBLIGATIONS–50.20%
U.S. Treasury Inflation Indexed Bonds
0.13% 2/15/51	2,872,999	1,526,983
0.25% 2/15/50	5,470,909	3,094,851
0.63% 2/15/43	6,380,900	4,698,736
0.75% 2/15/42	3,333,303	2,566,910
0.75% 2/15/45	7,526,777	5,404,616
0.88% 2/15/47	3,671,229	2,602,845
1.00% 2/15/46	5,819,527	4,314,222
1.00% 2/15/48	3,033,263	2,177,875
1.00% 2/15/49	516,960	365,788
1.38% 2/15/44	7,186,362	5,935,558
1.50% 2/15/53	2,406,932	1,844,311
2.13% 2/15/54	275,512	242,813
2.50% 1/15/29	1,431,429	1,484,724
3.38% 4/15/32	916,095	1,010,600
U.S. Treasury Inflation Indexed Notes
0.13% 1/15/30	1,428,354	1,366,929
0.13% 7/15/30	1,877,276	1,786,797
0.13% 7/15/31	15,046,036	14,056,602
0.13% 1/15/32	2,721,824	2,504,695
0.50% 1/15/28	3,691,632	3,662,425
0.63% 7/15/32	12,760,134	12,038,410
1.38% 7/15/33	10,965,094	10,717,878
1.63% 10/15/29	516,775	524,889
1.88% 7/15/34	19,951,277	20,048,369
1.88% 7/15/35	21,167,938	21,063,892
1.88% 1/15/36	3,803,286	3,757,365
Total U.S. Treasury Obligations (Cost $140,119,346)		128,799,083

	Number of Shares
MONEY MARKET FUND–3.07%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	7,875,201	7,875,201
Total Money Market Fund (Cost $7,875,201)		7,875,201

TOTAL INVESTMENTS–99.90% (Cost $268,763,504)	256,320,741
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	265,009
NET ASSETS APPLICABLE TO 28,333,690 SHARES OUTSTANDING –100.00%	$256,585,750

LVIP American Century Inflation Protection Fund–4

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2026.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	AUD	(5,928,561)	USD	4,222,448	6/17/26	$136,727	$—
GS	NZD	(7,586,499)	USD	4,530,202	6/17/26	158,682	—
MSC	NZD	127,658	USD	(74,651)	6/17/26	—	(1,092)
Total Foreign Currency Exchange Contracts						$295,409	$(1,092)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(14)	CBOT 10 Year U.S. Treasury Notes Futures	$(1,554,656)	$(1,550,035)	6/18/26	$—	$(4,621)
23	CBOT 2 Year U.S. Treasury Notes Futures	4,771,242	4,759,068	6/30/26	12,174	—
(40)	CBOT U.S. Long Bond Futures	(4,555,000)	(4,682,542)	6/18/26	127,542	—
Total Futures Contracts					$139,716	$(4,621)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	1.88%	11/21/29	$170,052	$170,052	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,100,000	1.80%	10/21/29	1,085,943	1,085,943	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,900,000	2.49%	2/2/34	9,647	9,647	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,400,000	2.66%	8/2/30	(2,201)	—	(2,201)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,500,000	2.31%	3/28/28	1,402,587	1,402,587	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	1.87%	11/25/29	855,118	855,118	—
LVIP American Century Inflation Protection Fund–5

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.15%	11/20/27	$729,494	$729,494	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.47%	5/3/28	82,863	82,863	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,500,000	2.50%	5/3/33	18,387	18,387	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.29%	5/19/30	688,307	688,307	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,700,000	2.39%	8/2/29	120,246	120,246	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	8,025	8,025	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	8,025	8,025	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,800,000	2.56%	2/4/30	14,561	14,561	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,100,000	2.60%	9/3/35	(58,184)	—	(58,184)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	9,700,000	2.66%	8/4/30	(34,048)	—	(34,048)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,600,000	2.58%	8/4/35	(28,220)	—	(28,220)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.53%	11/4/30	(2,322)	—	(2,322)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.50%	11/4/35	(32,230)	—	(32,230)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	750,000	2.40%	3/2/33	2,319	2,319	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	2.48%	2/9/29	15,356	15,356	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,300,000	2.53%	3/13/31	(712)	—	(712)
					5,210,930	(157,917)

LVIP American Century Inflation Protection Fund–6

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,750,000	2.22%	4/13/27	$231,836	$231,836	$—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	7,000,000	2.24%	4/11/27	909,741	909,741	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.24%	4/28/27	522,492	522,492	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.28%	11/16/26	332,069	332,069	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.25%	11/15/26	342,796	342,796	—
					2,338,934	—
Total Inflation Swap Contracts				$7,391,947	$7,549,864	$(157,917)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2026.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BMO–Bank of Montreal
BOA–Bank of America
CBOT–Chicago Board of Trade
GS–Goldman Sachs
GSI–Goldman Sachs International
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
LVIP American Century Inflation Protection Fund–7